Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash	$ 788,561		$ 395,580	$ 2,069,056
Accounts receivable	93,043
Note receivable, net of allowance for credit losses			441,432
Other current assets	309,162		90,921
Total Current Assets	1,190,766		486,501
Non-current assets
Premises lease deposits	123,604		126,431
Operating lease right-of-use assets, net	427,910		689,165
Customer list, net	80,000
Goodwill	14,045,955
Non-current assets	15,013,916		1,264,851
Property and equipment, net	336,447		449,255
Total Assets	16,204,682		1,751,352
Current Liabilities
Accounts payable and accrued liabilities	9,984,195		5,924,121
Customer deposits	452,432		482,575
Deferred revenue	164,915
Current portion of operating lease liabilities	260,074		443,519
Current portion of finance lease liabilities	6,960		7,141
Short-term debt	797,368		1,099,489
Pre-paid security purchase	1,816,558
Convertible notes			40,630,756
Financial liability convertible to equity			3,200,000
Total Current Liabilities	13,482,502		51,787,601
Long Term Liabilities
Non-current portion of operating lease liabilities	106,155		235,492
Non-current portion of finance lease liabilities	165,226		177,403
Long term debt, net	5,725,101
Non-current liabilities	5,996,482		412,895
Total Liabilities	19,478,984		52,200,496
Commitments and Contingencies
Stockholders’ (Deficit) Equity
Common Stock, value	96,983,665		1,938,751
Preferred shares without par value, unlimited shares authorized, nil shares issued and outstanding as of December 31, 2024 (June 30, 2024 – 3,528,408)			71,590,087
Additional paid-in capital	17,539,635		16,629,612
Accumulated other comprehensive loss (income)	1,059
Accumulated deficit	(117,798,661)		(140,607,594)
Total Stockholders’ Deficit	(3,274,302)	$ (54,357,637)	(50,449,144)	(24,469,441)
Total Liabilities and Stockholders’ Deficit	$ 16,204,682		1,751,352
Grafiti Holding Inc
Current Assets
Cash		175,292	1,148,904	264,244	$ 170,166
Accounts receivable		55,865	30,572	94,838	68,437
Note receivable, net of allowance for credit losses		907,897	441,432
Prepaid expenses		76,721	70,487	682	483
Other current assets		24,614	548
Total Current Assets		1,240,389	1,691,943	361,071	239,988
Non-current assets
Property and equipment, net		2,276	2,392	216	1,447
Other assets		265	251	251	4,650
Total Assets		1,242,930	1,694,586	361,538	246,085
Current Liabilities
Accounts payable		972,125	440,688	447	3,041
Accrued liabilities		104,513	59,921
Deferred revenue		151,377	144,390	86,635	96,303
Total Current Liabilities		1,228,015	644,999
Long Term Liabilities
Long term debt, net		1,974,316	1,506,561
Total Liabilities		3,202,331	2,151,560	159,150	137,102
Commitments and Contingencies
Stockholders’ (Deficit) Equity
Common Stock, value		743,637	679,302	611,972	445,501
Additional paid-in capital		627,478	627,478
Accumulated other comprehensive loss (income)		(11,050)	(8,828)	(3,015)	(3,777)
Accumulated deficit		(3,319,466)	(1,754,926)	(406,569)	(332,741)
Total Stockholders’ Deficit		(1,959,401)	(456,974)	202,388	108,983
Total Liabilities and Stockholders’ Deficit		$ 1,242,930	1,694,586	361,538	246,085
Grafiti Holding Inc | Previously Reported
Current Assets
Note receivable, net of allowance for credit losses			441,980
Other current assets				1,307	902
Current Liabilities
Accrued liabilities			56,620	72,068	37,758
Total Current Liabilities			641,698	159,150	137,102
Long Term Liabilities
Long term debt, net			$ 1,509,862